Subsequent Events (Details) - USD ($)	Mar. 18, 2021	Sep. 30, 2021	Jul. 01, 2021	Mar. 22, 2021	Jan. 08, 2021
Subsequent Event [Line Items]
Common stock shares authorized		1,000	1,000
Common Stock, par value		$ 0.00001	$ 0.00001
Common stock outstanding		1,000	1,000
TPG Pace Solutions
Subsequent Event [Line Items]
Common stock shares authorized		30,000,000
Common Stock, par value		$ 0.0001
Shares issued price per share					$ 10.00
Common stock outstanding		3,166,667
Unsecured non-interest bearing promissory note				$ 750,000
TPG Pace Solutions | Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured non-interest bearing promissory note				$ 750,000
TPG Pace Solutions | Forward Purchase Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate purchase shares	5,000,000
Aggregate purchase price	$ 50,000,000
TPG Pace Solutions | Additional Forward Purchase Agreements | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate purchase shares	10,000,000
Aggregate purchase price	$ 100,000,000
TPG Pace Solutions | Class G common stock | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares authorized	30,000,000
Common Stock, par value	$ 0.0001
Number of units sold	5,555,556
Shares issued price per share	$ 0.0001
Common stock outstanding	5,555,556
TPG Pace Solutions | Class F Ordinary Shares
Subsequent Event [Line Items]
Common stock shares authorized		30,000,000			50,000,000
Common Stock, par value					$ 0.0001
Common stock outstanding		3,167,777			20,000,000
TPG Pace Solutions | Class F Ordinary Shares | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares forfeited	17,222,222
Forfeited value	$ 0
Common stock outstanding	2,777,778